SUBSEQUENT EVENTS	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855, the Company evaluated subsequent events through the date these financial statements were available to be issued.  With the exception of those matters discussed below, there were no material subsequent events that required recognition or additional disclosure in these financial statements.

On July 1, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of $63,000 converted $7,000 face amount of the note into 3,500,000 shares of the Company’s common stock.

On July 22, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of $63,000 converted $4,000 face amount of the note into 2,222,222 shares of the Company’s common stock.

On July 27, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of $63,000 converted $4,500 face amount of the note into 3,750,000 shares of the Company’s common stock.

On July 27, 2011, the promissory note originally dated October 25, 2010 in the original face amount of $63,000 went into default as a result of the Company’s non-payment.

On August 3, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of $63,000 converted $4,000 face amount of the note into 4,000,000 shares of the Company’s common stock.